Derivative financial instruments - Schedule of Fair Values and Notional Amounts of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 1,672,134	£ 1,448,064
Derivative assets	3,260	4,235
Derivative liabilities	4,286	5,787
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	196,441	213,258
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	541,025	470,693
Trading And Other Assets
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	934,668	764,113
Derivative assets	3,249	4,184
Derivative liabilities	4,022	5,447
Trading And Other Assets | Exchange rate contracts:
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	94,808	70,547
Derivative assets	1,806	2,550
Derivative liabilities	1,585	1,793
Trading And Other Assets | Interest rate contracts
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	836,347	689,874
Derivative assets	1,372	1,554
Derivative liabilities	2,240	3,425
Trading And Other Assets | Credit derivatives
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	3,484	3,614
Derivative assets	71	79
Derivative liabilities	92	99
Trading And Other Assets | Other contracts
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	29	78
Derivative assets	0	1
Derivative liabilities	105	130
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	737,466	683,951
Derivative assets	11	51
Derivative liabilities	264	340
Hedging | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	196,441	213,258
Derivative assets	8	2
Derivative liabilities	254	336
Hedging | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	541,025	470,693
Derivative assets	3	49
Derivative liabilities	10	4
Hedging | Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	35	43
Derivative assets	4	2
Derivative liabilities	0	0
Hedging | Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	1,270	1,967
Derivative assets	3	46
Derivative liabilities	10	4
Hedging | Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	196,406	213,215
Derivative assets	4	0
Derivative liabilities	254	336
Hedging | Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	539,755	468,726
Derivative assets	0	3
Derivative liabilities	£ 0	£ 0